Segment information - Summary of Operating Segments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Loss on account of modification of contractual cash flows	0		19	1,277
Reportable segments
Disclosure of operating segments [line items]
Revenue	₨ 120,831		₨ 96,406	₨ 78,134